ATTACHMENT

                      U.S. SECURITIES AND EXCHANGE COMMISSION
                               Washington, D.C. 20549

                                     FORM 24f-2
                          Annual Notice of Securities Sold
                               Pursuant to Rule 24f-2

              Read instructions at end of Form before preparing Form.
                               Please print or type.

          1.  Name and address of issuer:    AUL American Series Fund, Inc.
                                   One American Square
                                   Indianapolis, IN 46204

          2. Name of each series or class of funds for which this notice is filed:

                                   Equity Portfolio
                                   Bond Portfolio
                                   Managed Portfolio
                                   Tactical Asset Allocation Portfolio
                                   Money Market Portfolio

          3.  Investment Company Act File Number: 811-05850

               Securities Act File Number:        33-30156

          4.   Last day  of fiscal  year for  which this  notice is  filed:
          December 31, 1995

          5. Check box if this notice is being filed more than 180 days after the close of the issuer's fiscal year for purposes of reporting securities sold after the close of the fiscal year but before termination of the issuer's 24f-2 declaration:
                                                                      [   ]

          6. Date of termination of issuer's declaration under rule 24f-2(a)(1), if applicable (see Instruction
          A.6):

          7. Number and amount of securities of the same class or series which had been registered under the Securities Act of 1933 other than pursuant to rule 24f-2 in a prior fiscal year, but which remained unsold at the beginning of the fiscal year:

          8. Number and amount of securities registered during the fiscal year other than pursuant to rule
          24f-2:


          9. Number and aggregate sale price of securities sold during the fiscal year: See Item 10 below

          10. Number and aggregate sale price of securities sold during the fiscal year in reliance upon registration pursuant to rule 24f-2:

               Portfolio:               # of shares:        Aggregate Sales
                                                            Price:

          Equity Portfolio:             676,628.902         $  8,975,552.01
          Bond Portfolio:               750,616.996         $  8,033,380.81
          Managed Portfolio:            486,567.160         $  5,827,728.08
          Tactical Asset Allocation
            Portfolio:                  0.000                          0.00
          Money Market  Portfolio:      30,626,352.020      $ 30,623,229.81

                    TOTALS              32,540,165.078      $ 53,463,012.92

          11. Number and aggregate sale price of securities issued during the fiscal year in connection with dividend reinvestment plans, if applicable (see Instruction B.7):
             Not Applicable

          12.  Calculation of registration fee:
                 (i) Aggregate sale price of securities sold during the fiscal year in reliance on rule 24f-2 (from item 10):
          $ 53,463,012.92
                (ii) Aggregate price of shares issued in connection with
                     dividend reinvestment plans (from Item 11, if
                     applicable):                   +
               (iii) Aggregate price of shares redeemed or repurchased during the fiscal year (if applicable):
                                                  -  $ 25,019,835.57
               (iv) Aggregate price of shares redeemed or repurchased and previously applied as a reduction to filing fees pursuant to rule 24e-2 (if applicable):
                                                   +

               (v) Net aggregate price of securities sold and issued during the fiscal year in reliance on rule 24f-2 (line (i), plus line (ii), less line (iii), plus line (iv)
                  (if applicable):
                                                   $ 28,443,177.35
               (vi)  Multiplier  prescribed   by  Section  6  (b)   of  the
                     Securities Act of 1933 or other applicable law or regulation (see Instruction C.6):
                                                       x    1/29%

               (vii) Fee due line (i) or line (v) multiplied by line (vi):
                                 $ 9,807.99

          Instruction:  Issuers should complete lines (ii), (iii), (iv) and
          (v) only if the form is being filed within 60 days after the close of the issuer's fiscal year. See Instruction C.3.

          13. Check box if fees are being remitted to the Commission's lockbox depository as described in section 3a of the
          Commission's  Rules  of  Informal and  Other Procedures
          (17 CFR 202.3a).
                                                                      [ X ]
          Date of mailing or wire transfer of filing fees to the Commission's lockbox depository: 2/26/96

          SIGNATURES

          This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.

          By (Signature and Title)_________________________________________
                                  James W. Murphy, Chairman of the Board &
                                  President
          Date: February 26, 1996

          *Please print the name and title of the signing officer below the signature.

                                DECHERT PRICE & RHOADS
                                 1500 K Street, N.W.
                                Washington, DC  20005

                                  February 27, 1996


          AUL American Series Fund, Inc.
          One American Square
          Indianapolis, IN  46204

          Dear Sir or Madam:

                    As counsel for AUL American Series Fund, Inc. (the "Fund") during the fiscal year ended December 31, 1995, we are familiar with the Fund's registration under the Investment Company Act of 1940 and with the registration statement relating to its shares of common stock (the "Shares") under the Securities Act of 1933 (File No. 33-30156) (the "Registration Statement"). We have also examined such other corporate records, agreements, documents and instruments as we deemed appropriate.

                    Based upon the foregoing, it is our opinion with respect to the Shares the registration of which is being made definite by the Notice pursuant to Rule 24f-2 under the Investment Company Act of 1940 ("Notice") being filed by the Fund for its fiscal year ended December 31, 1995, assuming such Shares were sold at the public offering price and delivered by the Fund against receipt of the net asset value of the Shares in compliance with the terms of the Registration Statement and the requirements of applicable law, that such Shares were, when sold, duly and validly authorized, legally and validly issued, and fully paid and non-assessable.

                    We consent to the filing of this opinion in connection with the Notice on Form 24F-2 to be filed by the Fund with the Securities and Exchange Commission for the Fund's fiscal year ended December 31, 1995.


                                             Very truly yours,

                                             Dechert Price & Rhoads